INVESTMENT PROVISTA DIAGNOSTIC, INC (Details Narrative) $ / shares in Units, Number in Thousands						12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 02, 2021 USD ($) $ / shares	Apr. 19, 2021 USD ($) $ / shares shares	Apr. 19, 2021 USD ($) $ / shares	Apr. 19, 2021 USD ($) Integer Number $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 ₪ / shares	Mar. 10, 2022 USD ($)	Dec. 31, 2021 ₪ / shares	Jul. 19, 2021 USD ($)	Dec. 31, 2020 $ / shares
Common stock par value | ₪ / shares								₪ 0.01		₪ 0.01
Debt principle amount									$ 1,804,000		$ 1,666,666
Share price | $ / shares						$ 0.058	$ 0.02
Third Party [Member]
Fair value of convertible debt						$ 4,989,000
Mandatory Conversion [Member]
Conversion loan percentage					90.00%
Mandatory Conversion [Member] | Monte Carlo Simulation Model [Member]
Debt instrument, convertible, conversion price | $ / shares			$ 0.05	$ 0.05	$ 0.05
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number					20
Fair value of convertible debt			$ 4,976,000	$ 4,976,000	$ 4,976,000
Optional Or Mandatory Conversion [Member]
Conversion loan percentage					10.00%
Optional Or Mandatory Conversion [Member] | Monte Carlo Simulation Model [Member]
Debt instrument, convertible, conversion price | $ / shares			$ 0.05	$ 0.05	$ 0.05
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Integer					20
Fair value of convertible debt			$ 5,101,000	$ 5,101,000	$ 5,101,000
Provista Shares [Member]
Ownership percentage						100.00%
First Closing Date [Member]
Cash deposits			1,250,000	1,250,000	1,250,000
NIS [Member]
Common stock par value | $ / shares						$ 0.01						$ 0.01
Provista Diagnostics Inc [Member] | Convertible Note [Member]
Maturity date description		October 20, 2021
Provista Diagnostics Inc [Member] | Second Closing Date [Member]
Proceeds from repayments of debt		$ 1,250,000
Payments to acquire equity method investments	$ 250,000
Provista Diagnostic Inc [Member]
Share price | $ / shares		$ 0.05
Payments for repurchase amount		$ 1,170,000
Provista Diagnostic Inc [Member] | Maximum [Member]
Debt instrument, convertible, conversion price | $ / shares		$ 0.05
Share price | $ / shares		0.05
Provista Diagnostic Inc [Member] | Minimum [Member]
Debt instrument, convertible, conversion price | $ / shares		0.05
Provista Diagnostic Inc [Member] | Minimum [Member] | Preferred Class B [Member]
Debt instrument, convertible, conversion price | $ / shares		$ 0.05
Provista Diagnostic Inc [Member] | Convertible Note [Member]
Debt principle amount		$ 3,500,000	3,500,000	3,500,000	3,500,000
Maturity date						Apr. 08, 2025
Debt instrument, convertible, conversion price | $ / shares		$ 0.05
Share purchase agreement [Member] | Provista Diagnostics Inc [Member]
Sale of stock value of shares issued in transaction				7,500,000
Cash deposits			1,250,000	$ 1,250,000	$ 1,250,000
Share purchase agreement [Member] | Provista Diagnostic Inc [Member]
Ownership percentage					100.00%
Sale of stock value of shares issued in transaction			$ 7,500,000
Share purchase agreement [Member] | Provista Diagnostic Inc [Member] | Todos Deposit Shares [Member]
Fair value						$ 1,500,000
Share purchase agreement [Member] | Preferred Stock [Member] | Provista Diagnostics Inc [Member]
Shares of ordinary stock | shares			3,599
Share purchase agreement [Member] | Common Stock [Member] | Provista Diagnostics Inc [Member]
Shares of ordinary stock | shares			1,581
Share purchase agreement [Member] | Common Stock [Member] | Provista Diagnostic Inc [Member] | Todos Deposit Shares [Member]
Ordinary shares | shares						25,862,069
Share purchase agreement [Member] | Common Stock [Member] | Provista Diagnostic Inc [Member] | NIS [Member]
Common stock par value | $ / shares						$ 0.01
Share purchase agreement [Member] | Common Stock [Member] | Provista Diagnostic Inc [Member] | NIS [Member] | Todos Deposit Shares [Member]
Common stock par value | $ / shares						$ 0.01
Share purchase agreement [Member] | Common Stock [Member] | Provista Diagnostic Inc [Member] | Non Refundable [Member]
Non refundable common stock shares | shares						29,296,875
Fair value of estimated common stock						$ 1,699,000